Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Detail) - Restricted share units [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,773,592	1,773,592
Granted, Number | shares	958,680	958,680
In lieu of dividends, Number of RSUs | shares	23,403	23,403
Vested, Number | shares	(831,454)	(831,454)
Forfeited, Number | shares	(171,629)	(171,629)
Ending Balance, Number | shares	1,752,592	1,752,592
Opening Balance, Weighted average grant | $ / shares	$ 6.79
Granted, Weighted average grant | $ / shares	7.99
In lieu of dividends , Weighted average grant | $ / shares	7.19
Vested, Weighted average grant | $ / shares	8.11
Forfeited, Weighted average grant | $ / shares	7.24
Ending Balance, Weighted average grant | $ / shares	$ 6.78
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	728,591	728,591
Granted, Number | shares	689,027	689,027
In lieu of dividends, Number of RSUs | shares	10,664	10,664
Vested, Number | shares	(275,857)	(275,857)
Forfeited, Number | shares	(122,038)	(122,038)
Ending Balance, Number | shares	1,030,387	1,030,387
Opening Balance, Weighted average grant | $ / shares		$ 6.24
Granted, Weighted average grant | $ / shares		5.88
In lieu of dividends , Weighted average grant | $ / shares		5.38
Vested, Weighted average grant | $ / shares		5.8
Forfeited, Weighted average grant | $ / shares		6.14
Ending Balance, Weighted average grant | $ / shares		$ 6.12